Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 26, 2012
Registrant Name	dei_EntityRegistrantName	MFS Series Trust XII
Central Index Key	dei_EntityCentralIndexKey	0001330967
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2012
MFS Lifetime 2015 Fund (Prospectus Summary) | MFS Lifetime 2015 Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFTDX
MFS Lifetime 2015 Fund (Prospectus Summary) | MFS Lifetime 2015 Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFTBX
MFS Lifetime 2015 Fund (Prospectus Summary) | MFS Lifetime 2015 Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFTCX
MFS Lifetime 2015 Fund (Prospectus Summary) | MFS Lifetime 2015 Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFTIX
MFS Lifetime 2015 Fund (Prospectus Summary) | MFS Lifetime 2015 Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFTRX
MFS Lifetime 2015 Fund (Prospectus Summary) | MFS Lifetime 2015 Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFTSX
MFS Lifetime 2015 Fund (Prospectus Summary) | MFS Lifetime 2015 Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFTTX
MFS Lifetime 2015 Fund (Prospectus Summary) | MFS Lifetime 2015 Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFTUX
MFS Lifetime 2025 Fund (Prospectus Summary) | MFS Lifetime 2025 Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTTAX
MFS Lifetime 2025 Fund (Prospectus Summary) | MFS Lifetime 2025 Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTTBX
MFS Lifetime 2025 Fund (Prospectus Summary) | MFS Lifetime 2025 Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTTCX
MFS Lifetime 2025 Fund (Prospectus Summary) | MFS Lifetime 2025 Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTTIX
MFS Lifetime 2025 Fund (Prospectus Summary) | MFS Lifetime 2025 Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTTRX
MFS Lifetime 2025 Fund (Prospectus Summary) | MFS Lifetime 2025 Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTTSX
MFS Lifetime 2025 Fund (Prospectus Summary) | MFS Lifetime 2025 Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTTTX
MFS Lifetime 2025 Fund (Prospectus Summary) | MFS Lifetime 2025 Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTTUX
MFS Lifetime 2035 Fund (Prospectus Summary) | MFS Lifetime 2035 Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFEAX
MFS Lifetime 2035 Fund (Prospectus Summary) | MFS Lifetime 2035 Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFEBX
MFS Lifetime 2035 Fund (Prospectus Summary) | MFS Lifetime 2035 Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFECX
MFS Lifetime 2035 Fund (Prospectus Summary) | MFS Lifetime 2035 Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFEDX
MFS Lifetime 2035 Fund (Prospectus Summary) | MFS Lifetime 2035 Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFERX
MFS Lifetime 2035 Fund (Prospectus Summary) | MFS Lifetime 2035 Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFESX
MFS Lifetime 2035 Fund (Prospectus Summary) | MFS Lifetime 2035 Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFETX
MFS Lifetime 2035 Fund (Prospectus Summary) | MFS Lifetime 2035 Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFEUX
MFS Lifetime 2045 Fund (Prospectus Summary) | MFS Lifetime 2045 Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTMAX
MFS Lifetime 2045 Fund (Prospectus Summary) | MFS Lifetime 2045 Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTMBX
MFS Lifetime 2045 Fund (Prospectus Summary) | MFS Lifetime 2045 Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTMDX
MFS Lifetime 2045 Fund (Prospectus Summary) | MFS Lifetime 2045 Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTMKX
MFS Lifetime 2045 Fund (Prospectus Summary) | MFS Lifetime 2045 Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTMRX
MFS Lifetime 2045 Fund (Prospectus Summary) | MFS Lifetime 2045 Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTMSX
MFS Lifetime 2045 Fund (Prospectus Summary) | MFS Lifetime 2045 Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTMTX
MFS Lifetime 2045 Fund (Prospectus Summary) | MFS Lifetime 2045 Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LTMUX
MFS Lifetime 2055 Fund (Prospectus Summary) | MFS Lifetime 2055 Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFIAX
MFS Lifetime 2055 Fund (Prospectus Summary) | MFS Lifetime 2055 Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFIBX
MFS Lifetime 2055 Fund (Prospectus Summary) | MFS Lifetime 2055 Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFICX
MFS Lifetime 2055 Fund (Prospectus Summary) | MFS Lifetime 2055 Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFIIX
MFS Lifetime 2055 Fund (Prospectus Summary) | MFS Lifetime 2055 Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFIRX
MFS Lifetime 2055 Fund (Prospectus Summary) | MFS Lifetime 2055 Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFISX
MFS Lifetime 2055 Fund (Prospectus Summary) | MFS Lifetime 2055 Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFITX
MFS Lifetime 2055 Fund (Prospectus Summary) | MFS Lifetime 2055 Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFIUX